Stockpiles and ore on leach pads, net (Tables) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2018
Disclosure of stockpiles and ore on leach pads [Line Items]
Disclosure of detailed information about stockpiles and ore on leach pads [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Current portion -
Stockpiles	35,065	77,296
Ore on leach pads	106,931	159,930
Provision for net realizable value adjustment (b)	(41,403)	(40,588)

	100,593	196,638

Non-current portion -
Stockpiles	41,814	32,362
Ore on leach pads	144,688	50,350
Provision for net realizable value adjustment (b)	(47,724)	(21,952)

	138,778	60,760

Disclosure of detailed information about provision for net realizable value adjustment [Text Block]
(b)	The provision for net realizable value adjustment had the following movement during the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Opening balance, note 17	62,540	84,374	90,298
Provision	90,365	77,385	100,179
Reversal of provision	(63,778)	(99,219)	(106,103)

Ending balance, note 17	89,127	62,540	84,374